Loans Receivable and Allowance for Loan Losses - Information with Respect to Nonaccrual Loans (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 3,658	$ 5,648
Real Estate [Member] | One-to-Four-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	3,412	4,555
Real Estate [Member] | Multi-Family Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans		581
Real Estate [Member] | Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	186	439
Consumer [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total nonaccrual loans	$ 60	$ 73